GREEN CENTURY BALANCED FUND PORTFOLIO OF INVESTMENTS

April 30, 2024

(unaudited)

COMMON STOCKS — 60.5%
	SHARES	VALUE
Software & Services — 6.9%
Adobe, Inc. (a)	6,586	$3,048,198
Microsoft Corporation	50,010	19,470,393
ServiceNow, Inc. (a)	5,144	3,566,490
		26,085,081
Semiconductors & Semiconductor Equipment — 6.5%
Analog Devices, Inc.	11,600	2,327,076
ASML Holding NV (b)	3,740	3,263,038
Intel Corporation	50,045	1,524,871
NVIDIA Corporation	16,127	13,934,051
NXP Semiconductors NV (b)	9,455	2,422,276
Wolfspeed, Inc. (a)	43,189	1,167,399
		24,638,711
Pharmaceuticals, Biotechnology & Life Sciences — 5.1%
AstraZeneca PLC ADR (b)	73,287	5,561,017
Gilead Sciences, Inc.	28,375	1,850,050
IQVIA Holdings, Inc. (a)	9,197	2,131,589
Merck & Company, Inc.	27,300	3,527,706
Novo Nordisk A/S ADR (b)	22,500	2,886,975
Thermo Fisher Scientific, Inc.	5,889	3,349,192
		19,306,529
Capital Goods — 4.6%
Eaton Corporation PLC	13,193	4,198,804
Ferguson PLC	11,734	2,462,967
MYR Group, Inc. (a)	7,536	1,252,860
Rockwell Automation, Inc.	4,908	1,329,872
Trane Technologies PLC	9,501	3,015,047
Westinghouse Air Brake Technologies Corporation	18,706	3,013,162
Xylem, Inc.	15,837	2,069,896
		17,342,608
Consumer Discretionary Distribution & Retail — 3.8%
Home Depot, Inc. (The)	9,892	3,306,104
Netflix, Inc. (a)	5,000	2,753,200
Target Corporation	21,254	3,421,469
TJX Companies, Inc. (The)	49,595	4,666,394

	SHARES	VALUE
Consumer Discretionary Distribution & Retail — (continued)
Tractor Supply Company	262	$71,547
		14,218,714
Technology Hardware & Equipment — 3.7%
Apple, Inc.	66,284	11,290,153
Palo Alto Networks, Inc. (a)	9,238	2,687,242
		13,977,395
Healthcare Equipment & Services — 3.6%
Alcon, Inc. (b)	35,019	2,716,774
Elevance Health, Inc.	7,489	3,958,536
Stryker Corporation	10,759	3,620,403
UnitedHealth Group, Inc.	6,970	3,371,389
		13,667,102
Media & Entertainment — 3.3%
Alphabet, Inc., Class A (a)	77,564	12,625,868

Banks — 3.1%
Bank of America Corporation	100,000	3,701,000
East West Bancorp, Inc.	48,032	3,577,904
PNC Financial Services Group, Inc. (The)	28,515	4,370,209
		11,649,113
Financial Services — 2.6%
LPL Financial Holdings, Inc.	11,384	3,063,776
Mastercard, Inc., Class A	14,830	6,691,296
		9,755,072
Insurance — 2.2%
Aflac, Inc.	28,265	2,364,367
Progressive Corporation (The)	15,121	3,148,948
Travelers Companies, Inc. (The)	13,908	2,950,722
		8,464,037

1

GREEN CENTURY BALANCED FUND PORTFOLIO OF INVESTMENTS

April 30, 2024

(unaudited)	continued

	SHARES	VALUE
Equity Real Estate Investment Trusts (REITs) — 2.0%
American Tower Corporation REIT	17,274	$2,963,527
Equinix, Inc. REIT	2,596	1,846,042
Jones Lang LaSalle, Inc. (a)	9,787	1,768,511
Prologis, Inc. REIT	10,930	1,115,406
		7,693,486
Consumer Staples Distribution & Retail — 1.8%
Costco Wholesale Corporation	6,409	4,633,066
Sysco Corporation	30,845	2,292,400
		6,925,466
Consumer Durables & Apparel — 1.8%
Levi Strauss & Company, Class A	98,146	2,082,658
Lululemon Athletica, Inc. (a)	7,160	2,581,896
NIKE, Inc., Class B	21,523	1,985,712
		6,650,266
Materials — 1.7%
Avery Dennison Corporation	11,233	2,440,706
Ball Corporation	58,571	4,074,785
		6,515,491
Renewable Energy & Energy Efficiency — 1.6%
First Solar, Inc. (a)	15,473	2,727,890
Ormat Technologies, Inc.	35,154	2,243,880
Sunrun, Inc. (a)	109,285	1,124,542
		6,096,312
Household & Personal Products — 1.4%
Procter & Gamble Company (The)	17,374	2,835,437
Unilever PLC ADR (b)	49,477	2,565,382
		5,400,819
Transportation — 1.1%
J.B. Hunt Transport Services, Inc.	12,751	2,072,930

	SHARES	VALUE
Transportation — (continued)
United Parcel Service, Inc., Class B	14,085	$2,077,256
		4,150,186
Consumer Services — 1.0%
Bright Horizons Family Solutions, Inc. (a)	15,357	1,592,675
Starbucks Corporation	22,323	1,975,362
		3,568,037
Utilities — 0.6%
American Water Works Company, Inc.	19,443	2,378,268

Commercial & Professional Services — 0.6%
Verisk Analytics, Inc.	10,870	2,369,225

Telecommunication Services — 0.5%
Verizon Communications, Inc.	49,228	1,944,014

Automobiles & Components — 0.5%
Aptiv PLC (a)	27,341	1,941,211

Food & Beverage — 0.5%
McCormick & Company, Inc.	23,732	1,805,056
Total Common Stocks
(Cost $119,560,242)		229,168,067

	PRINCIPAL AMOUNT
BONDS & NOTES — 37.3%

Green and Sustainability Bonds — 27.3%
Alphabet, Inc. 1.10%, due 8/15/30 (c)	$6,000,000	4,789,668
Apple, Inc. 3.00%, due 6/20/27 (c)	5,000,000	4,704,820
Asian Development Bank 2.125%, due 3/19/25 (b)	1,000,000	972,186

2

GREEN CENTURY BALANCED FUND PORTFOLIO OF INVESTMENTS

April 30, 2024

(unaudited)	continued

	PRINCIPAL AMOUNT	VALUE
Green and Sustainability Bonds — (continued)
Asian Development Bank 3.125%, due 9/26/28 (b)	$4,000,000	$3,728,144
AvalonBay Communities, Inc. 2.05%, due 1/15/32 (c)	6,000,000	4,800,432
Bank of America Corporation 2.456% (3-Month Term SOFR+113.161 basis points), due 10/22/25 (c)	4,000,000	3,935,032
Boston Properties LP 4.50%, due 12/1/28 (c)	5,000,000	4,661,615
Bridge Housing Corporation 3.25%, due 7/15/30 (c)	4,500,000	3,735,229
European Investment Bank 2.50%, due 10/15/24 (b)	2,000,000	1,973,760
European Investment Bank 2.125%, due 4/13/26 (b)	500,000	472,933
European Investment Bank 3.75%, due 2/14/33 (b)	5,000,000	4,638,080
International Bank for Reconstruction & Development 2.125%, due 3/3/25 (b)	2,000,000	1,947,744
International Bank for Reconstruction & Development 4.00%, due 7/25/30 (b)	4,000,000	3,825,480
International Finance Corporation 2.125%, due 4/7/26 (b)	2,885,000	2,728,650
Johnson Controls International plc / Tyco Fire & Security Finance SCA 1.75%, due 9/15/30 (b)(c)	5,000,000	4,030,155
Mastercard, Inc. 1.90%, due 3/15/31 (c)	5,000,000	4,086,170
Nederlandse Waterschapsbank NV 2.375%, due 3/24/26 (b)(d)	3,500,000	3,324,440
New Jersey Infrastructure Bank 3.00%, due 9/1/31	2,500,000	2,186,155
NXP BV / NXP Funding LLC / NXP USA, Inc. 5.00%, due 1/15/33 (b)(c)	4,500,000	4,270,684

	PRINCIPAL AMOUNT	VALUE
Green and Sustainability Bonds — (continued)
PNC Financial Services Group, Inc. (The) 2.20%, due 11/1/24 (c)	$5,000,000	$4,916,190
Prologis LP 1.25%, due 10/15/30 (c)	4,500,000	3,504,362
Regency Centers LP 3.75%, due 6/15/24 (c)	2,000,000	1,992,860
Salesforce, Inc. 1.50%, due 7/15/28 (c)	6,000,000	5,188,896
San Francisco Bay Area Rapid Transit District 2.622%, due 8/1/29	2,000,000	1,791,468
Starbucks Corporation 2.45%, due 6/15/26 (c)	4,500,000	4,233,082
United States International Development Finance Corporation 3.43%, due 6/1/33	183,454	170,294
United States International Development Finance Corporation 3.05%, due 6/15/35	1,152,450	1,034,202
United States International Development Finance Corporation 2.58%, due 7/15/38	2,664,135	2,228,458
Verizon Communications, Inc. 3.875%, due 2/8/29 (c)	5,000,000	4,685,820
Visa, Inc. 0.75%, due 8/15/27 (c)	6,000,000	5,242,128
Xylem, Inc. 2.25%, due 1/30/31 (c)	4,500,000	3,696,084
		103,495,221
U.S. Government Agencies — 4.8%
Federal Farm Credit Banks Funding Corporation 1.82%, due 12/18/25	3,000,000	2,842,629

3

GREEN CENTURY BALANCED FUND PORTFOLIO OF INVESTMENTS

April 30, 2024

(unaudited)	concluded

	PRINCIPAL AMOUNT	VALUE
U.S. Government Agencies — (continued)
Federal Farm Credit Banks Funding Corporation 2.80%, due 11/12/27	$3,000,000	$2,797,653
Federal Farm Credit Banks Funding Corporation 3.875%, due 8/15/28	4,000,000	3,859,368
Federal Farm Credit Banks Funding Corporation 1.14%, due 8/20/29 (c)	5,500,000	4,543,215
Federal Farm Credit Banks Funding Corporation 1.23%, due 7/29/30 (c)	5,000,000	3,985,705
		18,028,570
Community Development Financial Institutions — 2.7%
Capital Impact Partners 1.00%, due 9/15/25 (c)	1,500,000	1,374,015
Capital Impact Partners 5.50%, due 3/15/27	3,750,000	3,695,107
Local Initiatives Support Corporation 1.00%, due 11/15/25	2,000,000	1,828,932
Local Initiatives Support Corporation 3.782%, due 3/1/27 (c)	2,000,000	1,925,864
Reinvestment Fund, Inc. (The) 3.78%, due 2/15/26	1,400,000	1,315,992
		10,139,910
Capital Goods — 0.9%
Trane Technologies Financing Ltd. 3.80%, due 3/21/29 (c)	3,500,000	3,274,880

Municipal — 0.8%
Commonwealth of Massachusetts 4.11%, due 7/15/31 (c)	3,297,137	3,188,615

	PRINCIPAL AMOUNT	VALUE
Equity Real Estate Investment Trusts (REITs) — 0.8%
National Community Renaissance of California 3.27%, due 12/1/32 (c)	$4,000,000	$3,101,568
Total Bonds & Notes
(Cost $152,284,507)		141,228,764

SHORT-TERM INVESTMENTS — 2.0%
UMB Money Market Fiduciary Account, 0.01% (e) (Cost $7,606,130)		7,606,130
Total Short-term Investments
(Cost $7,606,130)		7,606,130
TOTAL INVESTMENTS — 99.8%
(Cost $279,450,879)		378,002,961
Other Assets Less Liabilities — 0.2%		584,822
NET ASSETS — 100.0%		$378,587,783

ADR – American Depository Receipt

PLC – Public Limited Company

REIT – Real Estate Investment Trusts

LP – Limited Partnership

LLC – Limited Liability Company

(a)	Non-income producing security.

(b)	Securities whose value are determined or significantly influenced by trading in markets other than the United States or Canada.

(c)	Callable

(d)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional buyers. The total value of these securities is $3,324,440.

(e)	The rate quoted is the annualized seven-day yield of the fund at the period end.

4

GREEN CENTURY EQUITY FUND PORTFOLIO OF INVESTMENTS

April 30, 2024

(unaudited)

COMMON STOCKS — 99.9%
	SHARES	VALUE
Software & Services — 22.5%
Accenture PLC, Class A (a)	17,266	$5,195,512
Adobe, Inc. (b)	12,333	5,708,082
ANSYS, Inc. (b)	2,441	793,032
Autodesk, Inc. (b)	5,929	1,261,988
Automatic Data Processing, Inc.	11,081	2,680,383
Cadence Design Systems, Inc. (b)	7,752	2,136,684
Cognizant Technology Solutions Corporation, Class A	14,021	920,899
Fidelity National Information Services, Inc.	16,114	1,094,463
Fortinet, Inc. (b)	18,171	1,148,044
Gen Digital, Inc.	16,883	340,024
International Business Machines Corporation	24,899	4,138,214
Intuit, Inc.	7,743	4,844,176
Microsoft Corporation	191,117	74,407,581
Okta, Inc., Class A (b)	4,055	377,034
Oracle Corporation	44,915	5,109,081
Paycom Software, Inc.	1,369	257,345
PayPal Holdings, Inc. (b)	27,424	1,862,638
PTC, Inc. (b)	3,586	636,300
Salesforce, Inc.	26,727	7,187,959
ServiceNow, Inc. (b)	5,728	3,971,394
Teradata Corporation (b)	2,768	102,693
Visa, Inc., Class A	43,526	11,691,519
Western Union Company (The)	9,875	132,720
Workday, Inc., Class A (b)	5,717	1,399,121
ZoomInfo Technologies, Inc. (b)	7,734	122,661
		137,519,547
Semiconductors & Semiconductor Equipment — 14.4%
Advanced Micro Devices, Inc. (b)	44,328	7,020,669
Analog Devices, Inc.	13,876	2,783,664
Applied Materials, Inc.	23,162	4,601,131
Intel Corporation	114,585	3,491,405
Lam Research Corporation	3,703	3,312,000
Microchip Technology, Inc.	14,669	1,349,255
NVIDIA Corporation	66,819	57,732,952
NXP Semiconductors NV (a)	7,133	1,827,403
ON Semiconductor Corporation (b)	12,091	848,305

	SHARES	VALUE
Semiconductors & Semiconductor Equipment — (continued)
Skyworks Solutions, Inc.	4,605	$490,847
Texas Instruments, Inc.	25,251	4,454,782
		87,912,413
Media & Entertainment — 9.3%
Alphabet, Inc., Class A (b)	160,230	26,082,239
Alphabet, Inc., Class C (b)	139,941	23,039,886
Electronic Arts, Inc.	7,737	981,206
John Wiley & Sons, Inc., Class A	1,110	41,703
Liberty Global PLC, Series C (a)(b)	3,855	63,106
New York Times Company (The), Class A	4,549	195,744
Omnicom Group, Inc.	5,383	499,758
Scholastic Corporation	691	24,613
Walt Disney Company (The)	50,757	5,639,103
Warner Bros Discovery, Inc. (b)	63,553	467,750
		57,035,108
Pharmaceuticals, Biotechnology & Life Sciences — 6.6%
AbbVie, Inc.	48,141	7,829,652
Agilent Technologies, Inc.	8,005	1,097,005
Amgen, Inc.	14,563	3,989,388
Biogen, Inc. (b)	3,790	814,168
BioMarin Pharmaceutical, Inc. (b)	5,138	414,945
Bio-Techne Corporation	4,366	275,975
Bristol-Myers Squibb Company	55,136	2,422,676
Danaher Corporation	19,057	4,699,837
Gilead Sciences, Inc.	33,860	2,207,672
Illumina, Inc. (b)	4,304	529,607
IQVIA Holdings, Inc. (b)	4,957	1,148,884
Jazz Pharmaceuticals PLC (a)(b)	1,356	150,177
Merck & Company, Inc.	68,821	8,893,050
Mettler-Toledo International, Inc. (b)	587	721,834
Vertex Pharmaceuticals, Inc. (b)	7,201	2,828,625
Waters Corporation (b)	1,682	519,805
Zoetis, Inc.	12,492	1,989,226
		40,532,526

GREEN CENTURY EQUITY FUND PORTFOLIO OF INVESTMENTS

April 30, 2024

(unaudited)	continued

	SHARES	VALUE
Capital Goods — 6.5%
3M Company	14,999	$1,447,553
A.O. Smith Corporation	3,365	278,757
AGCO Corporation	1,746	199,376
Air Lease Corporation, Class A	2,877	144,540
Allegion PLC (a)	2,387	290,164
Applied Industrial Technologies, Inc.	1,088	199,376
Builders FirstSource, Inc. (b)	3,486	637,310
Carrier Global Corporation	21,975	1,351,243
Caterpillar, Inc.	13,892	4,647,846
Cummins, Inc.	3,863	1,091,259
Deere & Company	7,231	2,830,286
Dover Corporation	3,742	670,941
Eaton Corporation PLC	11,131	3,542,552
EMCOR Group, Inc.	1,293	461,821
Fastenal Company	15,909	1,080,857
Ferguson PLC	5,470	1,148,153
Flowserve Corporation	3,474	163,834
Fortive Corporation	9,567	720,108
Fortune Brands Innovations, Inc.	3,025	221,127
Graco, Inc.	4,625	370,925
Granite Construction, Inc.	1,257	69,763
IDEX Corporation	2,013	443,786
Illinois Tool Works, Inc.	8,160	1,991,938
Lennox International, Inc.	888	411,517
Lincoln Electric Holdings, Inc.	1,561	342,686
Masco Corporation	6,093	417,066
Middleby Corporation (The) (b)	1,249	173,574
Owens Corning	2,275	382,678
PACCAR, Inc.	14,175	1,504,109
Parker-Hannifin Corporation	3,583	1,952,413
Pentair PLC (a)	4,471	353,611
Quanta Services, Inc.	3,962	1,024,415
Rockwell Automation, Inc.	3,127	847,292
Roper Technologies, Inc.	2,958	1,512,899
Sensata Technologies Holding NV	3,233	123,856
Snap-on, Inc.	1,415	379,163
Stanley Black & Decker, Inc.	4,119	376,477
Tennant Company	506	58,939
Timken Company (The)	1,379	123,034
Trane Technologies PLC	6,217	1,972,903
United Rentals, Inc.	1,857	1,240,457
W.W. Grainger, Inc.	1,243	1,145,238

	SHARES	VALUE
Capital Goods — (continued)
Westinghouse Air Brake Technologies Corporation	4,878	$785,748
Xylem, Inc.	6,598	862,359
		39,993,949
Financial Services — 6.4%
Ally Financial, Inc.	7,588	291,000
American Express Company	15,878	3,715,928
Ameriprise Financial, Inc.	2,954	1,216,428
Bank of New York Mellon Corporation (The)	20,762	1,172,845
BlackRock, Inc.	4,056	3,060,820
Charles Schwab Corporation (The)	41,005	3,032,320
CME Group, Inc.	9,804	2,055,310
Equitable Holdings, Inc.	9,337	344,629
FactSet Research Systems, Inc.	1,037	432,315
Franklin Resources, Inc.	8,219	187,722
Intercontinental Exchange, Inc.	15,561	2,003,634
Invesco Ltd.	9,052	128,267
Mastercard, Inc., Class A	23,051	10,400,611
Moody’s Corporation	4,482	1,659,819
Morgan Stanley	33,148	3,011,164
Nasdaq, Inc.	9,699	580,485
Northern Trust Corporation	5,263	433,618
S&P Global, Inc.	8,819	3,667,205
State Street Corporation	8,365	606,379
Synchrony Financial	11,453	503,703
T. Rowe Price Group, Inc.	6,110	669,473
Voya Financial, Inc.	2,410	164,266
		39,337,941
Healthcare Equipment & Services — 3.9%
Align Technology, Inc. (b)	1,996	563,631
Becton, Dickinson & Company	7,870	1,846,302
Cardinal Health, Inc.	6,720	692,429
Cencora, Inc.	5,061	1,209,832
Centene Corporation (b)	14,571	1,064,557
Cigna Group (The)	7,952	2,839,182
Cooper Cos., Inc. (The)	5,376	478,787
DaVita, Inc. (b)	1,524	211,851
DENTSPLY SIRONA, Inc.	4,786	143,628

GREEN CENTURY EQUITY FUND PORTFOLIO OF INVESTMENTS

April 30, 2024

(unaudited)	continued

	SHARES	VALUE
Healthcare Equipment & Services — (continued)
DexCom, Inc. (b)	10,506	$1,338,359
Edwards Lifesciences Corporation (b)	16,502	1,397,224
Elevance Health, Inc.	6,399	3,382,383
HCA Healthcare, Inc.	5,743	1,779,296
Henry Schein, Inc. (b)	3,520	243,866
Hologic, Inc. (b)	6,400	484,928
Humana, Inc.	3,333	1,006,866
IDEXX Laboratories, Inc. (b)	2,264	1,115,609
Insulet Corporation (b)	1,924	330,813
Laboratory Corporation of America Holdings	2,162	435,362
Patterson Companies, Inc.	1,775	45,209
Pediatrix Medical Group, Inc. (b)	2,034	18,042
Quest Diagnostics, Inc.	3,007	415,507
ResMed, Inc.	4,000	855,960
Select Medical Holdings Corporation	1,862	52,825
STERIS PLC	2,707	553,744
Teladoc Health, Inc. (b)	4,655	59,351
West Pharmaceutical Services, Inc.	2,083	744,631
Zimmer Biomet Holdings, Inc.	5,686	683,912
		23,994,086
Food & Beverage — 3.8%
Archer-Daniels-Midland Company	14,487	849,807
Bunge Global SA	3,866	393,404
Campbell Soup Company	5,203	237,829
Coca-Cola Company (The)	111,798	6,905,762
Conagra Brands, Inc.	12,793	393,768
Darling Ingredients, Inc. (b)	4,303	182,318
General Mills, Inc.	15,368	1,082,829
Hormel Foods Corporation	8,178	290,810
Ingredion, Inc.	1,801	206,377
JM Smucker Company (The)	2,848	327,093
Kellanova	7,244	419,138
Keurig Dr Pepper, Inc.	29,780	1,003,586
Kraft Heinz Company (The)	23,278	898,764
Lamb Weston Holdings, Inc.	3,955	329,610
McCormick & Company, Inc.	6,834	519,794

	SHARES	VALUE
Food & Beverage — (continued)
Mondelez International, Inc., Class A	37,085	$2,667,895
PepsiCo, Inc.	37,901	6,667,165
		23,375,949
Consumer Discretionary Distribution & Retail — 3.6%
AutoNation, Inc. (b)	736	118,606
Best Buy Company, Inc.	5,219	384,327
Booking Holdings, Inc.	947	3,269,072
Buckle, Inc. (The)	910	34,025
CarMax, Inc. (b)	4,342	295,126
Foot Locker, Inc.	2,496	52,042
GameStop Corporation, Class A (b)	7,802	86,524
Gap, Inc. (The)	6,046	124,064
Home Depot, Inc. (The)	27,426	9,166,318
Kohl’s Corporation	3,019	72,275
LKQ Corporation	7,301	314,892
Lowe’s Companies, Inc.	15,619	3,560,976
Nordstrom, Inc.	2,006	38,134
ODP Corporation (The) (b)	966	49,179
Pool Corporation	1,056	382,832
Signet Jewelers Ltd.	1,219	119,499
Target Corporation	12,541	2,018,850
Tractor Supply Company	2,931	800,397
Ulta Beauty, Inc. (b)	1,324	536,008
Williams-Sonoma, Inc.	1,744	500,144
		21,923,290
Renewable Energy & Energy Efficiency — 2.7%
Acuity Brands, Inc.	854	212,048
First Solar, Inc. (b)	2,731	481,475
Itron, Inc. (b)	941	86,685
Johnson Controls International, PLC (a)	18,448	1,200,412
Ormat Technologies, Inc.	1,006	64,213
Tesla, Inc. (b)	77,914	14,280,078
		16,324,911
Insurance — 2.7%
Allstate Corporation (The)	7,122	1,211,167

GREEN CENTURY EQUITY FUND PORTFOLIO OF INVESTMENTS

April 30, 2024

(unaudited)	continued

	SHARES	VALUE
Insurance — (continued)
Arthur J. Gallagher & Company	5,887	$1,381,620
Chubb Ltd. (a)	11,101	2,760,153
Hartford Financial Services Group, Inc. (The)	8,164	791,010
Lincoln National Corporation	4,622	126,042
Loews Corporation	4,770	358,466
Marsh & McLennan Companies, Inc.	13,401	2,672,561
Principal Financial Group, Inc.	6,513	515,439
Progressive Corporation (The)	15,996	3,331,167
Prudential Financial, Inc.	9,868	1,090,217
Travelers Companies, Inc. (The)	6,209	1,317,301
Willis Towers Watson PLC (a)	2,792	701,183
		16,256,326
Equity Real Estate Investment Trusts (REITs) — 2.6%
American Tower Corporation REIT	12,683	2,175,896
Anywhere Real Estate, Inc. (b)	3,667	17,822
AvalonBay Communities, Inc. REIT	3,812	722,641
Boston Properties, Inc. REIT	4,114	254,615
CBRE Group, Inc., Class A (b)	9,072	788,266
COPT Defense Properties REIT	1,751	41,971
Digital Realty Trust, Inc. REIT	8,283	1,149,515
Equinix, Inc. REIT	2,560	1,820,442
Equity Residential REIT	9,760	628,544
Federal Realty Investment Trust REIT	1,700	177,089
Healthpeak Properties, Inc.	18,763	349,179
Host Hotels & Resorts, Inc. REIT	19,462	367,248
Iron Mountain, Inc. REIT	7,975	618,222
Jones Lang LaSalle, Inc. (b)	1,321	238,705
Macerich Company (The) REIT	6,030	82,973
PotlatchDeltic Corporation REIT	2,023	80,940
Prologis, Inc. REIT	25,195	2,571,150
SBA Communications Corporation, Class A REIT	2,912	541,981
Simon Property Group, Inc. REIT	8,925	1,254,230
UDR, Inc. REIT	8,290	315,683
Ventas, Inc. REIT	11,039	488,807

	SHARES	VALUE
Equity Real Estate Investment Trusts (REITs) — (continued)
Welltower, Inc. REIT	14,984	$1,427,676
		16,113,595
Household & Personal Products — 2.5%
Clorox Company (The)	3,355	496,104
Colgate-Palmolive Company	21,231	1,951,553
Estee Lauder Companies, Inc. (The), Class A	6,354	932,195
Kimberly-Clark Corporation	9,130	1,246,519
Procter & Gamble Company (The)	64,564	10,536,845
		15,163,216
Materials — 2.4%
Albemarle Corporation	3,237	389,444
Amcor PLC (a)	38,873	347,525
Avery Dennison Corporation	2,223	483,013
Axalta Coating Systems Ltd. (b)	5,948	187,005
Ball Corporation	8,644	601,363
Compass Minerals International, Inc.	1,264	15,737
Ecolab, Inc.	6,974	1,577,170
H.B. Fuller Company	1,082	80,836
International Flavors & Fragrances, Inc.	7,011	593,481
Linde PLC (a)	13,423	5,919,006
Minerals Technologies, Inc.	916	66,767
Mosaic Company (The)	8,971	281,600
Newmont Corporation	31,341	1,273,698
PPG Industries, Inc.	6,231	803,799
Radius Recycling, Inc.	595	10,365
Sealed Air Corporation	4,014	126,361
Sherwin-Williams Company (The)	6,618	1,982,819
Sonoco Products Company	2,553	143,096
		14,883,085
Consumer Services — 2.2%
Aramark	6,832	215,276
Choice Hotels International, Inc.	829	98,037

GREEN CENTURY EQUITY FUND PORTFOLIO OF INVESTMENTS

April 30, 2024

(unaudited)	continued

	SHARES	VALUE
Consumer Services — (continued)
Darden Restaurants, Inc.	3,268	$501,344
Domino’s Pizza, Inc.	939	496,984
Hilton Worldwide Holdings, Inc.	6,956	1,372,280
Jack in the Box, Inc.	527	30,076
Marriott International, Inc., Class A	6,836	1,614,185
McDonald’s Corporation	19,680	5,373,427
Royal Caribbean Cruises Ltd. (b)	6,686	933,566
Starbucks Corporation	30,714	2,717,882
Vail Resorts, Inc.	1,034	195,809
		13,548,866
Technology Hardware & Equipment — 2.2%
Cisco Systems, Inc.	110,571	5,194,626
Cognex Corporation	4,737	196,775
CommScope Holding Company, Inc. (b)	5,878	5,255
Corning, Inc.	22,460	749,715
Dell Technologies, Inc., Class C	6,581	820,256
F5, Inc. (b)	1,764	291,607
Flex Ltd. (b)	12,174	348,785
Hewlett Packard Enterprise Company	35,840	609,280
HP, Inc.	26,512	744,722
Keysight Technologies, Inc. (b)	4,783	707,597
Motorola Solutions, Inc.	4,496	1,524,818
TE Connectivity Ltd. (a)	8,453	1,195,930
Trimble, Inc. (b)	7,183	431,483
Xerox Holdings Corporation	3,254	43,246
Zebra Technologies Corporation, Class A (b)	1,417	445,731
		13,309,826
Transportation — 1.7%
ArcBest Corporation	692	76,750
Avis Budget Group, Inc.	533	50,875
C.H. Robinson Worldwide, Inc.	3,164	224,644
CSX Corporation	53,824	1,788,033
Delta Air Lines, Inc.	4,577	229,170
Expeditors International of Washington, Inc.	3,987	443,793
J.B. Hunt Transport Services, Inc.	2,250	365,783

	SHARES	VALUE
Transportation — (continued)
Ryder System, Inc.	1,237	$150,728
Southwest Airlines Company	4,059	105,290
U-Haul Holding Company	2,627	161,088
Union Pacific Corporation	16,607	3,938,516
United Parcel Service, Inc., Class B	19,689	2,903,734
		10,438,404
Banks — 1.0%
Bank of Hawaii Corporation	1,166	66,101
Cathay General Bancorp	1,722	59,306
Citizens Financial Group, Inc.	12,842	438,041
Comerica, Inc.	3,589	180,060
Huntington Bancshares, Inc.	39,653	534,126
International Bancshares Corporation	1,516	84,365
KeyCorp	25,488	369,321
M&T Bank Corporation	4,534	654,664
Old National Bancorp	6,770	111,976
PNC Financial Services Group, Inc. (The)	10,630	1,629,154
Regions Financial Corporation	25,490	491,192
Truist Financial Corporation	36,466	1,369,298
Zions Bancorp NA	4,073	166,097
		6,153,701
Consumer Durables & Apparel — 1.0%
Capri Holdings Ltd. (a)(b)	2,775	98,457
Columbia Sportswear Company	882	70,234
Deckers Outdoor Corporation (b)	729	596,665
Ethan Allen Interiors, Inc.	709	20,022
Garmin Ltd. (a)	4,345	627,722
Hanesbrands, Inc. (b)	9,572	43,648
Hasbro, Inc.	3,630	222,519
La-Z-Boy, Inc.	1,179	38,718
Mattel, Inc. (b)	7,958	145,791
Meritage Homes Corporation	897	148,669
Mohawk Industries, Inc. (b)	1,466	169,059
Newell Brands, Inc.	11,736	93,184
NIKE, Inc., Class B	33,075	3,051,499
PVH Corporation	1,464	159,283

GREEN CENTURY EQUITY FUND PORTFOLIO OF INVESTMENTS

April 30, 2024

(unaudited)	continued

	SHARES	VALUE
Consumer Durables & Apparel — (continued)
Topgolf Callaway Brands Corporation (b)	4,386	$70,264
Under Armour, Inc., Class A (b)	5,798	39,021
Under Armour, Inc., Class C (b)	4,583	29,881
VF Corporation	9,241	115,143
Whirlpool Corporation	1,506	142,859
Wolverine World Wide, Inc.	2,719	29,202
		5,911,840
Telecommunication Services — 0.8%
Lumen Technologies Inc. (b)	26,155	31,125
Verizon Communications, Inc.	116,437	4,598,097
		4,629,222
Commercial & Professional Services — 0.5%
ACCO Brands Corporation	3,439	16,576
ASGN, Inc. (b)	1,291	124,517
Copart, Inc. (b)	25,052	1,360,574
Deluxe Corporation	1,169	23,088
Exponent, Inc.	1,412	129,777
Heidrick & Struggles International, Inc.	615	18,130
HNI Corporation	1,386	58,143
ICF International, Inc.	547	78,927
Interface, Inc.	1,599	24,449
Kelly Services, Inc., Class A	1,133	25,991
ManpowerGroup, Inc.	1,285	96,953
Resources Connection, Inc.	231	2,552
Robert Half, Inc.	2,935	202,926
Steelcase, Inc., Class A	2,529	30,424
Tetra Tech, Inc.	1,484	288,964
TransUnion	5,266	384,418
TrueBlue, Inc. (b)	710	7,398
		2,873,807
Consumer Staples Distribution & Retail — 0.3%
Kroger Co. (The)	18,774	1,039,704
Sysco Corporation	13,708	1,018,779
		2,058,483

	SHARES	VALUE
Automobiles & Components — 0.2%
Aptiv PLC (b)	7,675	$544,925
Autoliv, Inc. (a)	2,133	255,512
BorgWarner, Inc.	6,401	209,761
Harley-Davidson, Inc.	3,528	121,328
Rivian Automotive, Inc., Class A (b)	18,434	164,062
		1,295,588
Utilities — 0.1%
American Water Works Company, Inc.	5,337	652,822
Essential Utilities, Inc.	7,218	264,034
		916,856
Healthy Living — 0.0%
Hain Celestial Group, Inc. (The) (b)	2,799	17,186
United Natural Foods, Inc. (b)	2,072	18,503
		35,689
Total Common Stocks
(Cost $253,601,324)		611,538,224

SHORT-TERM INVESTMENTS — 0.1%
UMB Money Market Fiduciary Account, 0.01% (c) (Cost $376,271)		376,271
Total Short-term Investments
(Cost $376,271)		376,271
TOTAL INVESTMENTS — 100.0%
(Cost $253,977,595)		611,914,495
Other Assets Less Liabilities — 0.0%		106,089
NET ASSETS — 100.0%		$612,020,584

PLC – Public Limited Company

REIT – Real Estate Investment Trusts

(a)	Securities whose value are determined or significantly influenced by trading in markets other than the United States or Canada.
(b)	Non-income producing security.
(c)	The rate quoted is the annualized seven-day yield of the fund at the period end.

GREEN CENTURY MSCI INTERNATIONAL INDEX FUND PORTFOLIO OF INVESTMENTS

April 30, 2024

(unaudited)

COMMON STOCKS — 98.9%
	SHARES	VALUE
Japan — 22.5%
Advantest Corporation	34,600	$1,083,003
Aeon Company, Ltd.	29,600	618,886
Ajinomoto Company, Inc.	21,200	788,247
ANA Holdings, Inc.	7,200	136,743
Asahi Kasei Corporation	56,600	394,623
Astellas Pharma, Inc.	81,700	784,149
Azbil Corporation	5,500	153,615
Bridgestone Corporation	25,800	1,138,477
Brother Industries Ltd.	10,500	185,734
Daikin Industries Ltd.	11,900	1,624,247
Daiwa Securities Group, Inc.	60,300	443,148
FANUC Corporation	43,231	1,280,472
Fuji Electric Company Ltd.	5,700	354,562
Fujitsu Ltd.	79,500	1,228,128
Hankyu Hanshin Holdings, Inc.	10,400	272,670
Hitachi Ltd.	42,023	3,877,071
Hoya Corporation	15,901	1,843,559
Ibiden Company Ltd.	5,100	193,869
JFE Holdings, Inc.	26,200	391,054
KDDI Corp.	67,917	1,884,615
Kikkoman Corporation	30,951	368,794
Kubota Corporation	45,300	726,600
Kyowa Kirin Company Ltd.	12,300	206,564
LY Corporation	120,600	289,758
MatsukiyoCocokara & Company	15,500	219,801
Mitsubishi Chemical Group Corporation	56,800	331,364
Mitsui Chemicals, Inc.	7,600	216,318
NEC Corporation	11,100	803,662
Nitto Denko Corporation	6,500	537,457
Nomura Research Institute Ltd.	17,714	428,642
Omron Corporation	7,700	264,282
Ono Pharmaceutical Company Ltd.	16,500	237,656
Oriental Land Company Ltd.	49,300	1,360,273
Rakuten Group, Inc. (a)	66,300	318,866
Renesas Electronics Corporation	66,300	1,076,430
Secom Company Ltd.	9,500	659,894
Seiko Epson Corporation	13,289	218,604
SG Holdings Company Ltd.	14,800	173,235
SoftBank Corporation	130,357	1,572,325
Sompo Holdings, Inc.	40,384	799,205
Sony Group Corporation	57,096	4,719,063

	SHARES	VALUE
Japan — (continued)
Sumitomo Metal Mining Company, Ltd.	11,000	$367,495
Sumitomo Mitsui Financial Group, Inc.	57,491	3,265,708
Sysmex Corporation	22,500	359,783
T&D Holdings, Inc.	22,200	362,245
TDK Corporation	17,600	785,153
TIS, Inc.	9,800	209,294
Tobu Railway Company Ltd.	8,700	172,612
Tokio Marine Holdings, Inc.	81,300	2,569,600
Toray Industries, Inc.	61,700	282,014
Unicharm Corporation	18,200	540,779
Yamaha Corporation	5,800	122,224
Yamaha Motor Company Ltd.	40,500	377,753
Yamato Holdings Company Ltd.	11,900	157,160
Yaskawa Electric Corporation	10,700	440,868
ZOZO, Inc.	6,100	131,385
		44,349,738
France — 11.3%
Aeroports de Paris	1,547	196,499
AXA SA	82,089	2,836,398
BioMerieux	1,909	202,941
Cie Generale des Etablissements Michelin SCA	30,801	1,183,373
Credit Agricole SA	47,782	739,367
Danone SA	29,125	1,822,917
Dassault Systemes SE	30,315	1,189,962
Hermes International SCA	1,433	3,430,703
L’Oreal SA	10,862	5,092,855
Schneider Electric SE	24,641	5,618,663
		22,313,678
Canada — 10.9%
Agnico Eagle Mines Ltd.	22,298	1,412,029
Bank of Nova Scotia (The)	55,972	2,567,874
Canadian Apartment Properties REIT	3,687	114,758
Dollarama, Inc.	12,625	1,053,138
Gildan Activewear, Inc.	6,950	240,905
Intact Financial Corporation	8,040	1,321,429
Metro, Inc.	10,227	523,124

1

GREEN CENTURY MSCI INTERNATIONAL INDEX FUND PORTFOLIO OF INVESTMENTS

April 30, 2024

(unaudited)	continued

	SHARES	VALUE
Canada — (continued)
National Bank of Canada	15,380	$1,234,913
Nutrien Ltd.	22,222	1,171,711
Open Text Corporation	12,353	436,173
RB Global, Inc.	8,248	590,127
RioCan Real Estate Investment Trust REIT	6,151	77,921
Saputo, Inc.	11,504	221,189
Shopify, Inc. (a)	54,388	3,818,261
Sun Life Financial, Inc.	26,645	1,360,411
TELUS Corporation	21,419	343,992
Toronto-Dominion Bank (The)	80,367	4,767,613
West Fraser Timber Company Ltd.	2,527	193,540
		21,449,108
United Kingdom — 9.6%
3i Group PLC	44,145	1,577,168
abrdn PLC	83,493	152,255
Admiral Group PLC	11,934	406,193
Auto Trader Group PLC (b)	41,604	360,681
Barratt Developments PLC	44,582	251,889
Berkeley Group Holdings PLC	4,763	279,706
BT Group PLC	293,135	374,852
Burberry Group PLC	16,261	232,669
Croda International PLC	5,951	340,848
Informa PLC	62,356	617,311
InterContinental Hotels Group PLC	7,470	728,568
Intertek Group PLC	7,197	442,944
Kingfisher PLC	86,193	265,494
Legal & General Group PLC	269,234	790,309
Mondi PLC	20,168	382,796
Pearson PLC	28,415	344,779
Phoenix Group Holdings PLC	34,225	208,451
RELX PLC	85,099	3,496,396
Sage Group PLC (The)	45,634	661,724
Schroders PLC	36,232	158,840
Segro PLC REIT	56,925	598,733
St. James’s Place PLC	24,624	133,246
Taylor Wimpey PLC	157,754	258,501
Unilever PLC	113,116	5,851,488
		18,915,841

	SHARES	VALUE
Netherlands — 8.2%
Akzo Nobel NV	7,819	$515,930
ASML Holding NV	10,725	9,341,923
Prosus NV (a)	66,282	2,217,865
STMicroelectronics NV	30,895	1,223,017
Universal Music Group NV	36,780	1,081,925
Wolters Kluwer NV	11,220	1,679,762
		16,060,422
Denmark — 7.6%
Coloplast A/S, Class B	5,710	688,427
Demant A/S (a)	4,571	218,274
DSV A/S	7,870	1,118,086
Genmab A/S (a)	2,961	822,063
Novo Nordisk A/S, Class B	80,087	10,270,542
Pandora A/S	3,823	581,860
ROCKWOOL A/S B Shares	403	131,374
Vestas Wind Systems A/S (a)	45,844	1,228,557
		15,059,183
Switzerland — 6.8%
Banque Cantonale Vaudoise	1,326	138,658
DSM-Firmenich AG (a)	8,403	942,466
Givaudan SA	418	1,787,593
Julius Baer Group Ltd.	9,321	500,123
Kuehne + Nagel International AG	2,434	643,263
Logitech International SA	7,347	571,986
Lonza Group AG	3,371	1,860,669
SGS SA	7,059	621,585
SIG Group AG (a)	13,914	278,033
Sonova Holding AG	2,298	635,207
Swiss Re AG	13,563	1,474,291
Temenos AG	2,858	177,779
VAT Group AG (b)	1,230	612,336
Zurich Insurance Group AG	6,628	3,208,085
		13,452,074
Germany — 6.0%
adidas AG	7,331	1,766,706
Deutsche Boerse AG	8,563	1,650,934
Deutsche Post AG	44,984	1,883,538
GEA Group AG	7,463	301,217

2

GREEN CENTURY MSCI INTERNATIONAL INDEX FUND PORTFOLIO OF INVESTMENTS

April 30, 2024

(unaudited)	continued

	SHARES	VALUE
Germany — (continued)
Henkel AG & Company KGaA	4,747	$341,361
Henkel AG & Company KGaA (c)	7,557	600,361
LEG Immobilien SE (a)	3,254	276,236
Merck KGaA	5,788	919,753
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	6,169	2,713,270
Puma SE	4,789	221,120
Vonovia SE	33,133	957,445
Zalando SE (a)(b)	10,290	269,250
		11,901,191
Australia — 4.3%
ASX Ltd.	8,628	352,452
Brambles Ltd.	62,584	588,765
Cochlear Ltd.	2,967	618,934
Coles Group Ltd.	60,678	632,817
Computershare Ltd.	24,185	424,888
Dexus REIT	48,534	220,451
GPT Group (The) REIT	87,103	234,253
Mineral Resources Ltd.	7,846	355,910
Mirvac Group REIT	180,865	236,974
Northern Star Resources Ltd.	52,115	493,980
Orica Ltd.	22,232	257,416
Pilbara Minerals Ltd.	131,228	334,093
QBE Insurance Group Ltd.	67,738	774,847
Scentre Group REIT	235,425	476,737
Sonic Healthcare Ltd.	20,072	344,948
Stockland REIT	107,566	304,741
Suncorp Group Ltd.	57,125	610,113
Transurban Group	139,345	1,118,714
		8,381,033
Hong Kong — 2.8%
AIA Group Ltd.	513,849	3,763,617
BOC Hong Kong Holdings Ltd.	167,500	513,403
Hang Lung Properties Ltd.	80,000	88,297
Hang Seng Bank Ltd.	34,617	456,480
MTR Corporation Ltd.	70,167	230,599
Sino Land Company Ltd.	174,746	186,838
Swire Pacific Ltd. A Shares	19,500	165,140

	SHARES	VALUE
Hong Kong — (continued)
Swire Properties Ltd.	54,200	$112,095
		5,516,469
Ireland — 1.9%
CRH PLC	31,279	2,422,237
James Hardie Industries PLC (a)	20,024	688,378
Kerry Group PLC, Class A	7,177	617,662
		3,728,277
Italy — 1.5%
Amplifon SpA	5,416	180,826
Assicurazioni Generali SpA	45,486	1,109,096
FinecoBank Banca Fineco SpA	27,722	424,709
Mediobanca Banca di Credito Finanziario SpA	23,122	328,530
Moncler SpA	9,360	637,270
Poste Italiane SpA (b)	20,944	266,063
		2,946,494
Sweden — 1.4%
Beijer Ref AB	17,474	246,267
Boliden AB	12,328	405,156
Essity AB, Class B	27,622	689,163
Svenska Cellulosa AB SCA, Class B	27,370	401,114
Svenska Handelsbanken AB A Shares	65,850	564,685
Tele2 AB B Shares	23,603	220,147
Telia Company AB	110,398	252,533
		2,779,065
Finland — 1.3%
Elisa Oyj	6,504	293,271
Kesko Oyj B Shares	12,481	213,088
Metso OYJ	29,841	338,321
Nokia Oyj	240,488	874,278
Stora Enso Oyj R Shares	26,542	353,569
Wartsila OYJ Abp	21,407	394,919
		2,467,446

3

GREEN CENTURY MSCI INTERNATIONAL INDEX FUND PORTFOLIO OF INVESTMENTS

April 30, 2024

(unaudited)	concluded

	SHARES	VALUE
Spain — 0.9%
ACS Actividades de Construccion y Servicios SA	9,627	$385,578
Amadeus IT Group SA	20,499	1,301,197
		1,686,775
Norway — 0.7%
DNB Bank ASA	42,171	735,005
Gjensidige Forsikring ASA	8,898	142,664
Orkla ASA	31,277	212,759
Telenor ASA	28,126	323,835
		1,414,263
Belgium — 0.5%
KBC Group NV	11,311	840,256
Umicore SA	9,543	211,387
		1,051,643
Singapore — 0.5%
CapitaLand Ascendas REIT	166,700	315,754
CapitaLand Integrated Commercial Trust REIT	239,600	341,541
CapitaLand Investment Ltd.	119,611	231,301
City Developments Ltd.	21,800	97,703
		986,299
New Zealand — 0.2%
EBOS Group Ltd.	7,165	148,020
Meridian Energy Ltd.	61,206	216,390
		364,410
Total Common Stocks
(Cost $168,486,197)		194,823,409

VALUE
SHORT-TERM INVESTMENTS — 0.2%
UMB Money Market Fiduciary Account, 0.01% (d) (Cost $478,168)	$478,168
Total Short-term Investments
(Cost $478,168)	478,168
TOTAL INVESTMENTS — 99.1%
(Cost $168,964,365)	195,301,577
Other Assets Less Liabilities — 0.9%	1,797,378
NET ASSETS — 100.0%	$197,098,955

REIT – Real Estate Investment Trusts

PLC – Public Limited Company

(a)	Non-income producing security.
(b)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional buyers. The total value of these securities is $1,508,330.
(c)	Preference shares.
(d)	The rate quoted is the annualized seven-day yield of the fund at the period end.

4